UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07371

CREDIT SUISSE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:  Schedule of Investments

Credit Suisse Japan Equity Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.6%)
Japan (98.6%)
Auto Components (4.1%)
NHK Spring Company, Ltd.§	167,000	$1,753,785
Nok Corp.§	20,700	362,881

		2,116,666

Automobiles (5.8%)
Honda Motor Company, Ltd.	16,500	646,956
Isuzu Motors, Ltd.§	119,000	597,200
Toyota Motor Corp.	26,500	1,740,237

		2,984,393

Banks (11.7%)
Mitsubishi UFJ Financial Group, Inc.	87	1,053,208
Mizuho Financial Group, Inc.	348	2,512,290
Musashino Bank, Ltd.	17,200	855,317
Sumitomo Mitsui Financial Group, Inc.	161	1,641,553

		6,062,368

Chemicals (13.5%)
Hitachi Chemical Company, Ltd.	20,200	468,520
JSR Corp.§	22,800	542,869
Kuraray Company, Ltd.	80,000	964,150
Lintec Corp.	44,000	820,942
Nippon Shokubai Company, Ltd.	46,000	528,426
Shin-Etsu Chemical Company, Ltd.	11,900	774,350
Stella Chemifa Corp.§	14,300	508,623
Toho Tenax Company, Ltd.*§	227,000	1,454,871
Toray Industries, Inc.§	116,000	883,693

		6,946,444

Commercial Services & Supplies (1.3%)
Toppan Forms Company, Ltd.	47,200	645,481

Computers & Peripherals (5.6%)
Elpida Memory, Inc.*§	11,100	482,680
Fujitsu, Ltd.§	74,000	555,729
Melco Holdings, Inc.§	47,200	1,177,053
Toshiba Corp.§	106,000	676,982

		2,892,444

Distributors (3.0%)
ABC-Mart, Inc.	40,400	907,869
Happinet Corp.	41,300	653,707

		1,561,576

Diversified Financials (4.2%)
Asset Managers Company, Ltd.	370	816,514
Daiko Clearing Services Corp.§	71,100	810,964
OMC Card, Inc.§	76,900	551,135

		2,178,613

Diversified Telecommunication Services (1.4%)
Nippon Telegraph & Telephone Corp.	143	713,799

Electronic Equipment & Instruments (8.3%)
Hitachi, Ltd.§	89,000	597,436
Hoya Corp.	20,100	730,900
Kyocera Corp.	5,800	534,175
Nihon Dempa Kogyo Company, Ltd.§	26,700	1,200,256
TDK Corp.§	14,800	1,242,115

		4,304,882

Food & Drug Retailing (0.7%)
Create S D Company, Ltd.	20,400	366,689

Food Products (1.8%)
Mitsui Sugar Company, Ltd.§	198,000	661,950

	Number of Shares	Value

COMMON STOCKS
Japan
Food Products
Pigeon Corp.§	15,300	$263,451

		925,401

Hotels, Restaurants & Leisure (0.4%)
Round One Corp.§	73	197,183

Household Durables (1.8%)
Matsushita Electric Industrial Company, Ltd.	47,000	934,159

Internet & Catalog Retail (3.7%)
Belluna Company, Ltd.§	76,850	1,154,812
Rakuten, Inc.*§	1,403	739,949

		1,894,761

Internet Software & Services (3.3%)
ACCA Networks Company, Ltd.	221	403,442
Career Design Center Company, Ltd.	84	216,041
SBI Holdings, Inc.§	2,795	1,083,995

		1,703,478

IT Consulting & Services (2.8%)
Nihon Unisys, Ltd.§	55,200	845,999
OBIC Company, Ltd.	2,910	614,554

		1,460,553

Machinery (7.2%)
Daikin Industries, Ltd.	16,400	542,920
Kawasaki Heavy Industries, Ltd.§	157,000	612,259
Komatsu, Ltd.§	62,800	1,330,033
Kubota Corp.	51,000	537,215
Sodick Company, Ltd.	81,500	678,872

		3,701,299

Metals & Mining (2.4%)
JFE Holdings, Inc.§	12,600	699,203
Mitsui Mining & Smelting Company, Ltd.	106,000	545,667

		1,244,870

Office Electronics (1.5%)
Canon, Inc.	14,700	773,964

Oil & Gas (1.2%)
Inpex Holdings, Inc.*	76	622,158

Personal Products (1.4%)
Kose Corp.§	24,100	699,037

Pharmaceuticals (3.4%)
Chugai Pharmaceutical Company, Ltd.§	24,700	554,991
Cosmos Pharmaceutical Corp.	16,900	382,436
Takeda Pharmaceutical Company, Ltd.	12,500	815,811

		1,753,238

Real Estate (1.1%)
Nomura Real Estate Holdings, Inc.*	16,800	559,722

Road & Rail (1.2%)
West Japan Railway Co.	144	641,597

Specialty Retail (3.0%)
Gulliver International Company, Ltd.§	5,590	440,372
USS Company, Ltd.	7,650	502,715
Village Vanguard Company, Ltd.	106	606,640

		1,549,727

Textiles & Apparel (1.0%)
Sanei-International Company, Ltd.	16,000	539,768

Trading Companies & Distributors (1.8%)
Mitsui & Company, Ltd.§	57,000	910,413

TOTAL COMMON STOCKS (Cost $43,734,304)		$50,884,683

SHORT-TERM INVESTMENTS (30.4%)
State Street Navigator Prime Portfolio§§	14,631,265	14,631,265

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$1,066	1,066,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,697,265)		15,697,265

TOTAL INVESTMENTS AT VALUE (129.0%) (Cost $59,431,569)		66,581,948

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.0%)		(14,970,739)

NET ASSETS (100.0%)		$51,611,209

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York  Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,431,569, $11,090,966, $(3,940,587) and $7,150,379, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007